employee benefits expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Employee benefits expense - gross
Wages and salaries	$ 1,402	$ 1,492	$ 2,790	$ 3,012
Share-based compensation	50	44	84	98
Pensions - defined benefit	17	16	34	31
Pensions - defined contribution	32	35	59	63
Restructuring costs	79	95	199	143
Employee health and other benefits	60	82	127	137
Total	1,640	1,764	3,293	3,484
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(18)	(23)	(46)	(39)
Amortized contract acquisition costs	23	23	46	46
Capitalized contract fulfilment costs	(9)	(7)	(16)	(11)
Amortized contract fulfilment costs	3		4	1
Property, plant and equipment	(78)	(98)	(167)	(198)
Intangible assets subject to amortization	(88)	(91)	(157)	(175)
Total	(167)	(196)	(336)	(376)
Net	1,473	1,568	2,957	3,108
Restructuring Costs | TELUS technology solutions
Employee benefits expense - gross
Share-based compensation		$ (2)	$ 4